Fixed Assets - Fixed assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fixed assets	$ 90,073	$ 34,090
Less: accumulated amortization	35,671	30,559
Total	54,402	3,531
Computer Equipment
Fixed assets	26,903	19,673
Office furniture and fixtures
Fixed assets	16,080	$ 14,417
Agricultural machinery
Fixed assets	44,879
Lab equipment
Fixed assets	1,109
Storage
Fixed assets	$ 1,102